Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning balance	$ 200	$ 152
Additions for tax positions taken in the current year	39	48
Ending balance	$ 239	$ 200